Other equity - Summary of Retained Earnings / (Losses) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Loss for the year	₨ (16,077)	$ (212)	₨ (7,818)	[1]	₨ (2,696)	[1]
Acquisition of interest by NCI in subsidiaries			37		852
Repurchase of vested stock options	(89)		(646)
Others			(121)
Adjustments / impact pursuant to the Transaction:
Change in fair value of put option liability / derecognition of non-controlling interests	(9,545)
Shares pending cancellation	(997)
Retained earnings / (losses)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Beginning balance	(6,489)		1,207
Loss for the year	(16,077)		(7,818)
Re-measurement loss on defined benefit plans (net of tax)	6		(7)
Forfeiture of vested options			(3)
Acquisition of interest by NCI in subsidiaries	1		29		5
Repurchase of vested stock options	(65)		(470)
Debenture redemption reserve created during the year	(5)		(117)
Debenture redemption reserve released on account of repayment of debentures	140		811
Others			(121)
Adjustments / impact pursuant to the Transaction:
Distribution / cash paid to RPPL's equity holders	(19,609)
Recognition of non-controlling interests pursuant to the Transaction	214
Change in fair value of put option liability / derecognition of non-controlling interests	(4,667)
Effect of approved capital reduction	9,128
Shares pending cancellation	(997)
Ending balance	₨ (38,420)		₨ (6,489)		₨ 1,207

[1]	The earnings per share disclosed for the year ended March 31, 2021 and 2020 is calculated by dividing:
(a)
Profit or loss of RPPL attributable to ordinary shareholders; by
(b)
RPPL's historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Transaction (i.e., 1 RPPL share to 0.8289 Company Share).